LEASES - Future annual minimum lease under non-cancelable operating leases with initial terms in excess of one year under ASC 840, Leases (Details)	Dec. 31, 2021 USD ($)
For the years ending:
2022	$ 412,754
2023	255,309
2024	70,367
Total	$ 738,430